ALPS Series Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

December 27, 2018

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission (“SEC”)

100 F Street, N.E.

Washington, DC 20549

Re:	Form N-14 for ALPS Series Trust (the “Trust”) on behalf of its series Clarkston Select Fund (the “Fund”) (File No. 811-22747)

Dear Sir or Madam:

Attached for filing is the initial registration statement on Form N-14 under the Securities Act of 1933, as amended for the Fund. This Form N-14 is being filed in connection with reorganizations in which Clarkston Fund, a series of the Trust, will assume all of the assets and liabilities of the Fund.

No fees are required in connection with this filing.

The SEC Staff is requested to address any comments on this filing to Peter H. Schwartz, Esq. at Davis Graham & Stubbs LLP. He can be reached at 303.892.7381.

Sincerely,

/s/ Richard C. Noyes
Richard C. Noyes
Secretary of the Trust

Enclosure

cc:	Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP